Summary of Additional Lease Information (Details)	Jun. 30, 2026	Dec. 31, 2025
Leases
Weighted-average remaining lease term - operating leases	3 years 4 months 17 days	2 years 9 months 18 days
Weighted-average remaining lease term - finance leases	9 months 18 days	1 year 4 months 13 days
Weighted-average discount rate - operating leases	6.19%	4.95%
Weighted-average discount rate - finance leases	6.08%	8.03%